Offerings - Offering: 1	Oct. 30, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Fee Rate	0.0087%
Offering Note	(a) Not specified pursuant to General Instruction II.F. of Form S-3. There is being registered hereby such indeterminate number of shares of Class A common stock as may from time to time be issued at indeterminate prices. Also being registered are such indeterminate number of shares of Class A common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment.